Warrants (Details 2) - $ / shares	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Outstanding, Beginning Balance	1,000,000
Granted
Option, Forfeited (in shares)
Option, Exercised (in shares)
Option, Redeemed (in shares)
Outstanding, Ending Balance	1,000,000
Weighted Average Exercise Price, Beginning Balance	$ 2.20	$ 2.20
Weighted Average Exercise Price, Ending Balance	$ 2.20	$ 2.20
Weighted Average Remaining Contractual Life (years)	0 years